Restatement of Financial Statements - Additional Information (Details) - USD ($)		3 Months Ended	5 Months Ended	6 Months Ended
	Sep. 21, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2020
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Warrants price per unit		$ 11.50	$ 11.50	$ 11.50
Warrants expiration term	5 years
Increase to derivative warrant liabilities	$ 19,500,000	$ 6,110,830	$ 1,854,400	$ (3,370,040)
Initial Public Offering
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Number of shares issued	25,000,000
Class A Ordinary Share
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Warrants price per unit	$ 11.50
Ordinary shares, par value	0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class A Ordinary Share | Initial Public Offering
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Warrants price per unit	$ 11.50